Note 12 - Segments - Capital Expenditures by Reportable Segment (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Capital expenditures and tenant improvements	$ 2,382,436	$ 4,660,917	$ 6,393,711	$ 3,359,283
Acquisition of operating properties	6,292,383	6,116,035	13,037,562	17,326,915
Total real estate investments	8,674,819	10,776,952	19,431,273	20,686,198
Office/Industrial Properties [Member]
Capital expenditures and tenant improvements	2,374,260	4,645,667	6,373,464	3,340,023
Model Home Properties [Member]
Acquisition of operating properties	6,292,383	6,116,035	13,037,562	17,326,915
Retail Properties [Member]
Capital expenditures and tenant improvements	$ 8,176	$ 15,250	$ 20,247	$ 19,260